EQUITY (Details Narrative) - USD ($)	1 Months Ended						6 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Ordinary shares, authorized							100,000,000		100,000,000
Number of shares issued				500,000
Shares issued priced per share				$ 6.70
Number of shares issued, value				$ 3,340,000				$ 13,071,998
Restricted award shares		201,552
Fair value of stock option vested								200,000
General and administrative expense							$ 4,838,472	$ 13,606,688
Zhengjiang Taoping [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Restricted award shares		67,184
Restricted award, value		$ 118,000
Taoping New Media Co Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued priced per share			$ 5.27					$ 5.27
Restricted award shares			1,213,630
Consideration			$ 5,400,000
Ownership percentage			100.00%					100.00%
Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued					1,900,000	740,740
Shares issued priced per share					$ 4.08	$ 2.7
Proceeds from issuance of common stock					$ 7,740,000	$ 1,990,000
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares issued for services	10,000					7,000
Stock issued during period value issued for services	$ 14,500					$ 21,840
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares issued for services				200,000
Stock issued during period value issued for services				$ 2,792,000
Employees [Member] | 2016 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares issued for services				200,000
Stock issued during period value issued for services				$ 2,792,000
Holder [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt instrument converted instrument date			50.00%
Debt instrument converted shares issued			298,716
Debt conversion converted instrument amount			$ 766,000
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock option granted							0	0
Stock options exercised							0	0
Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period shares issued for services	10,000
Stock issued during period value issued for services	$ 14,500
Restricted award, value						$ 21,840
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock options exercised							0
Fair value of stock option vested			1,915,000					1,915,000
General and administrative expense								$ 2,100,000